Share-Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Share-Based Payments (Details) [Line Items]
Restricted shares awards	134,500
Total earnout shares	57,039
Share-based payments expense (in Dollars)	$ 450
Board of directors [Member]
Share-Based Payments (Details) [Line Items]
Restricted shares awards		134,500